CONTRACTS IN PROGRESS (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Construction Contracts [Abstract]
Contract costs incurred to date	$ 12,129	$ 9,761	$ 7,372
Profit recognized to date (less recognized losses)	558	498	470
Contract costs incurred and profit recognized (less recognized losses)	12,687	10,259	7,842
Less: progress billings	(12,919)	(10,189)	(7,883)
Contract work in progress (liability)	(232)	70	(41)
Comprising:
Amounts due from customers — work in progress (current)	195	309	204
Amounts due to customers — creditors (current / non-current)	(427)	(239)	(245)
Contract work in progress (liability)	$ (232)	$ 70	$ (41)